[LETTERHEAD OF CLIFFORD CHANCE US LLP]

October 22, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund Trust
Securities Act File No. 2-89729
Investment Company Act File No. 811-03980
Post-Effective Amendment No. 79

Dear Sir or Madam:

On behalf of the Morgan Stanley Institutional Fund Trust, a Pennsylvania business trust (the “Fund”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 79 (the “Amendment”) to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 82 pursuant to the Investment Company Act of 1940, as amended.

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding a new class of shares to certain existing portfolios. We understand that we may expect comments on this filing in approximately 30 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all requisite updated financial information, consents and opinions, as well as any other required information, in anticipation of going automatically effective in 60 days. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

Very truly yours,

/S/ STUART M. STRAUSS
Stuart M. Strauss